Employee Benefits - Plan Asset Allocation Level 1 (Detail) - Level 1 of Fair Value Hierarchy [Member] - EUR (€) € in Millions		Dec. 31, 2018	Dec. 31, 2017
Total countries [Domain Member]
Plan Asset Allocation [line items]
Cash and cash equivalents		€ 1,216	€ 1,325
Equity instruments	[1]	1,742	1,912
Investment-grade bonds
Government	[2]	2,183	2,788
Non-government bonds	[2]	0	0
Non-investment-grade bonds
Government		2	1
Non-government bonds		0	0
Structured products		0	0
Insurance		0	0
Alternatives
Real estate		0	0
Commodities		0	0
Private equity		0	0
Other		0	0
Derivatives (Market Value) [Abstract]
Interest rate		(17)	7
Credit		0	(1)
Inflation		0	0
Foreign exchange		(1)	1
Other		2	3
Total fair value of quoted plan assets		5,127	6,036
Germany [Member]
Plan Asset Allocation [line items]
Cash and cash equivalents		1,162	1,251
Equity instruments	[1]	1,015	1,154
Investment-grade bonds
Government	[2]	1,013	1,190
Non-government bonds	[2]	0	0
Non-investment-grade bonds
Government		0	1
Non-government bonds		0	0
Structured products		0	0
Insurance		0	0
Alternatives
Real estate		0	0
Commodities		0	0
Private equity		0	0
Other		0	0
Derivatives (Market Value) [Abstract]
Interest rate		0	1
Credit		0	0
Inflation		0	0
Foreign exchange		0	0
Other		2	3
Total fair value of quoted plan assets		3,192	3,600
UK [Member]
Plan Asset Allocation [line items]
Cash and cash equivalents		30	22
Equity instruments	[1]	571	582
Investment-grade bonds
Government	[2]	695	1,163
Non-government bonds	[2]	0	0
Non-investment-grade bonds
Government		0	0
Non-government bonds		0	0
Structured products		0	0
Insurance		0	0
Alternatives
Real estate		0	0
Commodities		0	0
Private equity		0	0
Other		0	0
Derivatives (Market Value) [Abstract]
Interest rate		0	0
Credit		0	(1)
Inflation		0	0
Foreign exchange		(1)	1
Other		0	0
Total fair value of quoted plan assets		1,295	1,767
US [Member]
Plan Asset Allocation [line items]
Cash and cash equivalents		(16)	24
Equity instruments	[1]	107	118
Investment-grade bonds
Government	[2]	423	362
Non-government bonds	[2]	0	0
Non-investment-grade bonds
Government		0	0
Non-government bonds		0	0
Structured products		0	0
Insurance		0	0
Alternatives
Real estate		0	0
Commodities		0	0
Private equity		0	0
Other		0	0
Derivatives (Market Value) [Abstract]
Interest rate		(17)	6
Credit		0	0
Inflation		0	0
Foreign exchange		0	0
Other		0	0
Total fair value of quoted plan assets		497	510
Other countries [Member]
Plan Asset Allocation [line items]
Cash and cash equivalents		40	28
Equity instruments	[1]	49	58
Investment-grade bonds
Government	[2]	52	73
Non-government bonds	[2]	0	0
Non-investment-grade bonds
Government		2	0
Non-government bonds		0	0
Structured products		0	0
Insurance		0	0
Alternatives
Real estate		0	0
Commodities		0	0
Private equity		0	0
Other		0	0
Derivatives (Market Value) [Abstract]
Interest rate		0	0
Credit		0	0
Inflation		0	0
Foreign exchange		0	0
Other		0	0
Total fair value of quoted plan assets		€ 143	€ 159

[1]	Allocation of equity exposure is broadly in line with the typical index in the respective market, e.g. the equity portfolios benchmark of the UK retirement benefit plans is the MSCI All Countries World Index.
[2]	Investment-grade means BBB and above. Average credit rating exposure for the Groups main plans is around A.